Equity Focus ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.10%	14.57%	15.09%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.92%	13.73%	13.27%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	11.45%	11.89%